STOCKHOLDERS' EQUITY - Restricted Stock Unit Awards and Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Feb. 07, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends
Dividends declared per share	$ 0.63	$ 0.57	$ 0.52	$ 2.28	$ 2.08	$ 0.52
Dividends declared		$ 125.9	$ 116.4	$ 125.9	$ 116.4	$ 30.0
Dividends paid		125.2	115.5	125.2	115.5	$ 30.0
Dividend equivalents accrued but not yet paid		$ 0.7	$ 0.9	$ 0.7	$ 0.9
Restricted stock units
Fair Value Assumptions
Price correlation		0.43%		0.43%
Expected volatility				27.10%
Risk-free interest rate				2.20%
Risk-free interest rate time period				2 years
Number of Shares
Balance at the beginning of the period (in shares)				807,810	776,697	721,904
Shares granted (in shares)				429,759	436,534	452,492
Shares vested (in shares)				(319,503)	(285,652)	(329,433)
Shares forfeited (in shares)				(121,154)	(119,769)	(68,266)
Balance at the end of the period (in shares)		796,912	807,810	796,912	807,810	776,697
Outstanding and Expected to Vest (in shares)		703,186		703,186
Weighted Average Fair Value
Balance at the beginning of the period (in dollars per share)				$ 207.45	$ 216.89	$ 238.37
Shares granted (in dollars per share)				233.98	229.37	195.97
Shares vested (in dollars per share)				224.62	248.70	230.21
Shares forfeited (in dollars per share)				227.66	211.69	246.28
Balance at the end of the period (in dollars per share)		$ 218.81	$ 207.45	218.81	$ 207.45	$ 216.89
Outstanding and Expected to Vest (in dollars per share)		$ 239.98		$ 239.98
Restricted stock, additional disclosures
Total fair value of units vested				$ 71.8	$ 71.0	$ 75.8
Aggregate intrinsic value of units outstanding and expected to vest		$ 105.5		$ 105.5
Weighted-average remaining contractual life				1 year 4 months 24 days
Market-based restricted stock unit awards
Number of Shares
Balance at the beginning of the period (in shares)				28,172
Shares granted (in shares)				28,057	28,172
Balance at the end of the period (in shares)		56,229	28,172	56,229	28,172
Performance-based restricted stock unit awards
Number of Shares
Balance at the beginning of the period (in shares)				450,579	444,319	446,366
Shares granted (in shares)				263,542	282,311	277,036
Shares vested (in shares)				(188,680)	(188,929)	(233,604)
Shares forfeited (in shares)				(102,199)	(87,122)	(45,479)
Balance at the end of the period (in shares)		423,242	450,579	423,242	450,579	444,319
Restricted stock, additional disclosures
Number of cancelled 2016 performance-based shares				50,215
Stock Compensation Plans, Additional Disclosures
Award vesting period				3 years
Service-based restricted stock unit awards
Number of Shares
Balance at the beginning of the period (in shares)				329,059	332,378	275,538
Shares granted (in shares)				138,160	126,051	175,456
Shares vested (in shares)				(130,823)	(96,723)	(95,829)
Shares forfeited (in shares)				(18,955)	(32,647)	(22,787)
Balance at the end of the period (in shares)		317,441	329,059	317,441	329,059	332,378
Stock Compensation Plans, Additional Disclosures
Award vesting period				3 years
Employee Stock Options
Stock Compensation Plans, Additional Disclosures
Award vesting period				3 years
Expiration period for awards granted				10 years
Stock option activity
Balance at the beginning of the period (in shares)				11,859	18,866	73,360
Options exercised (in shares)				(886)	(7,004)	(54,275)
Options forfeited (in shares)				(119)	(3)	(219)
Balance at the end of the period (in shares)		10,854	11,859	10,854	11,859	18,866
Vested and Expected to vest (in shares)		10,854		10,854
Exercisable, Options (in shares)		10,854	11,859	10,854	11,859	18,864	73,053
Weighted Average Exercise Price
Outstanding beginning of period (in dollars per share)				$ 23.87	$ 37.60	$ 49.84
Options exercised (in dollars per share)				12.70	60.85	54.21
Options forfeited (in dollars per share)				2.74	35.56	20.16
Balance at end of period (in dollars per share)		$ 25.01	$ 23.87	25.01	23.87	37.60
Vested and Expected to Vest (in dollars per share)		25.01		25.01
Exercisable (in dollars per share)		$ 25.01	$ 23.87	$ 25.01	$ 23.87	$ 37.60	$ 49.96
Stock options activity, additional disclosures
Total intrinsic value of stock options exercised				$ 0.2	$ 1.2	$ 8.5
Aggregate intrinsic value of stock options outstanding		$ 1.4		$ 1.4
Weighted average remaining contractual life of stock options vested and exercisable				2 years 1 month 6 days